Investments - Changes in the fair values of the Plan's Level 3 investments (Details) - The Magna Group of Companies Retirement Savings Plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in the fair values of the Plan's Level 3 investments
Balance, beginning of year	$ 2,407,189
Balance, end of year		$ 2,407,189
Level 3
Changes in the fair values of the Plan's Level 3 investments
Balance, beginning of year	3,247
Balance, end of year	3,207	3,247
Level 3 | Deferred income annuities
Changes in the fair values of the Plan's Level 3 investments
Balance, beginning of year	3,215	2,960
Purchases	683	1,147
Sales	(725)	(892)
Balance, end of year	3,173	3,215
Level 3 | Life insurance policies
Changes in the fair values of the Plan's Level 3 investments
Balance, beginning of year	32	38
Purchases	2
Sales		(6)
Balance, end of year	$ 34	$ 32